Business Combinations (Details) - BRL (R$) R$ in Thousands	Oct. 08, 2023	Jan. 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 05, 2023	Nov. 30, 2022	Nov. 11, 2022	Apr. 22, 2021	Feb. 05, 2021
Business Combinations [Line Items]
Acquisition percentage						42.09%		100.00%	100.00%
Percentage of contingent consideration payment							42.09%
Cash				R$ 7,813
Installment One [Member]
Business Combinations [Line Items]
Installment date		Jan. 25, 2024
Installment Two [Member]
Business Combinations [Line Items]
Installment date		Jan. 25, 2025
Installment Three [Member]
Business Combinations [Line Items]
Installment date		Jan. 25, 2026
Not later than one year [member]
Business Combinations [Line Items]
Acquisition percentage				25.00%
Later than one year [member]
Business Combinations [Line Items]
Acquisition percentage				12.50%
Nuvini S.A [Member]
Business Combinations [Line Items]
Acquisition percentage		55.00%
Smart NX [Member]
Business Combinations [Line Items]
Acquisition percentage		45.00%
Mercos [Member]
Business Combinations [Line Items]
Payment to founding partner	R$ 22,000
Estimated value of purchase agreement	R$ 66,000
Equity ownership	8.00%
Leadlovers [Member]
Business Combinations [Line Items]
Deferred and contingent consideration				R$ 44,021
Business Combination [Member]
Business Combinations [Line Items]
Divided shares value				7,813
Onclick [Member]
Business Combinations [Line Items]
Deferred and contingent consideration				19,102
Effecti [Member]
Business Combinations [Line Items]
Deferred and contingent consideration				106,096
Contingent consideration amount					R$ 2,800
Datahub [Member]
Business Combinations [Line Items]
Deferred and contingent consideration					23,088
Contingent consideration amount					R$ 14,329
Ipe [Member]
Business Combinations [Line Items]
Deferred and contingent consideration				R$ 34,770
Nonadjusting Events After Reporting Period [Member]
Business Combinations [Line Items]
Contingent consideration amount			R$ 15,419
Nonadjusting Events After Reporting Period [Member] | Leadlovers [Member]
Business Combinations [Line Items]
Deferred and contingent consideration			15,627
Contingent consideration amount			28,394
Nonadjusting Events After Reporting Period [Member] | Ipe [Member]
Business Combinations [Line Items]
Contingent consideration amount			R$ 19,352